Disclosures about fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of fair value, assets and liabilities measured on recurring basis
The following fair value hierarchy table presents information about the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2023 and 2022:

	Quoted Prices in Active Markets For Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Balance as of December 31,	Balance as of December 31,
	2023	2022	2023	2022	2023	2022	2023	2022
Assets
Cash equivalents	$113,726	$173,653	$—	$—	$—	$—	$113,726	$173,653
Short-term Investments	45,000	25,000	5,106	12,459	—	—	50,106	37,459
Derivatives	—	—	46,605	93,177	—	—	46,605	93,177
Total Assets	$158,726	$198,653	$51,711	$105,636	$—	$—	$210,437	$304,289
Liabilities
Derivatives	$—	$—	$24,294	$29,529	$—	$—	$24,294	$29,529
Total Liabilities	$—	$—	$24,294	$29,529	$—	$—	$24,294	$29,529